CONTINGENT LIABILITIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
CONTINGENT LIABILITIES (Details) [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Description	the Company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	$ 225,000
Payments of Merger Related Costs, Financing Activities	26,250
Business Combination, Contingent Consideration, Liability, Current	146,250
Loss Contingency, Accrual, Current	400,000
Artisan Specialty Foods [Member]
CONTINGENT LIABILITIES (Details) [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Description				Pursuant to the Artisan acquisition, the Company may be obligated to pay up to another $300,000 in the event certain financial milestones are met by April 30, 2014
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High				300,000
Business Combination, Contingent Consideration, Liability				131,000
Payments of Merger Related Costs, Financing Activities		77,581	160,933
Business Combination, Contingent Consideration, Liability, Current		0	(80,881)
Organic Food Brokers [Member]
CONTINGENT LIABILITIES (Details) [Line Items]
Business Combination, Assets and Liabilities Arising from Contingencies, Description		the Company is contingently liable for certain performance-based payments over the twenty-four months following the acquisition date
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High	225,000	225,000			225,000
Payments of Merger Related Costs, Financing Activities		52,500
Business Combination, Contingent Consideration, Liability, Current		172,500
The Fresh Diet [Member]
CONTINGENT LIABILITIES (Details) [Line Items]
Loss Contingency, Accrual, Current		$ 400,000